Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Financing Receivables and Allowance for Doubtful Receivables) (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Lease Receivables [Member] USD ($)	Mar. 31, 2011 Lease Receivables [Member] JPY (¥)	Mar. 31, 2011 Lease Receivables [Member] Individually Evaluated [Member] USD ($)	Mar. 31, 2011 Lease Receivables [Member] Individually Evaluated [Member] JPY (¥)	Mar. 31, 2011 Lease Receivables [Member] Collectively Evaluated [Member] USD ($)	Mar. 31, 2011 Lease Receivables [Member] Collectively Evaluated [Member] JPY (¥)	Mar. 31, 2011 Installment Loans [Member] USD ($)	Mar. 31, 2011 Installment Loans [Member] JPY (¥)	Mar. 31, 2011 Installment Loans [Member] Individually Evaluated [Member] USD ($)	Mar. 31, 2011 Installment Loans [Member] Individually Evaluated [Member] JPY (¥)	Mar. 31, 2011 Installment Loans [Member] Collectively Evaluated [Member] USD ($)	Mar. 31, 2011 Installment Loans [Member] Collectively Evaluated [Member] JPY (¥)	Mar. 31, 2011 Installment Receivables and Other [Member] USD ($)	Mar. 31, 2011 Installment Receivables and Other [Member] JPY (¥)	Mar. 31, 2011 Installment Receivables and Other [Member] Individually Evaluated [Member] USD ($)	Mar. 31, 2011 Installment Receivables and Other [Member] Individually Evaluated [Member] JPY (¥)	Mar. 31, 2011 Installment Receivables and Other [Member] Collectively Evaluated [Member] USD ($)	Mar. 31, 2011 Installment Receivables and Other [Member] Collectively Evaluated [Member] JPY (¥)	Mar. 31, 2011 Individually Evaluated [Member] USD ($)	Mar. 31, 2011 Individually Evaluated [Member] JPY (¥)	Mar. 31, 2011 Collectively Evaluated [Member] USD ($)	Mar. 31, 2011 Collectively Evaluated [Member] JPY (¥)
Allowance for doubtful receivables	$ 178,121	¥ 14,784,000	$ 126,831	¥ 10,527,000	$ 54,867	¥ 4,554,000	$ 71,964	¥ 5,973,000	$ 21,350	¥ 1,772,000	$ 8,555	¥ 710,000	$ 12,795	¥ 1,062,000	$ 29,940	¥ 2,485,000	$ 15,048	¥ 1,249,000	$ 14,892	¥ 1,236,000	$ 78,470	¥ 6,513,000	$ 99,651	¥ 8,271,000
Financing receivables	$ 8,638,036	¥ 716,957,000	$ 7,136,699	¥ 592,346,000	$ 868,434	¥ 72,080,000	$ 6,268,265	¥ 520,266,000	$ 896,458	¥ 74,406,000	$ 13,313	¥ 1,105,000	$ 883,145	¥ 73,301,000	$ 604,879	¥ 50,205,000	$ 49,542	¥ 4,112,000	$ 555,337	¥ 46,093,000	$ 931,289	¥ 77,297,000	$ 7,706,747	¥ 639,660,000